Discontinued Operations (Details) (USD $)	12 Months Ended			0 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 TruGreen LandCare	Apr. 30, 2011 TruGreen LandCare	Dec. 31, 2012 TruGreen LandCare	Dec. 31, 2010 TruGreen LandCare
Details of assets and liabilities and operating results of discontinued operations
Impairment charges					$ 34,200,000		$ 46,900,000
Impairment charges, net of tax					21,000,000		28,700,000
Loss on sale				(1,300,000)	6,200,000	(1,300,000)
Operating Results:
Operating revenue		75,765,000	238,508,000
Operating loss	(1,138,000)	(40,620,000)	(49,971,000)
Benefit for income taxes	(453,000)	(15,461,000)	(17,973,000)
Operating loss, net of income taxes	(685,000)	(25,159,000)	(31,998,000)
(Loss) gain on sale, net of income taxes	485,000	(1,857,000)		(500,000)	(1,900,000)	500,000
Loss from discontinued operations, net of income taxes	(200,000)	(27,016,000)	(31,998,000)
Goodwill and trade name impairment	908,873,000	36,700,000					46,900,000
Goodwill and trade name impairments, net of tax							$ 28,700,000